ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

New Beginnings Acquisition Corp. (the “Company”) is a newly organized blank check company incorporated as a Delaware corporation on August 20, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

As of June 30, 2021, the Company had not yet commenced any operations. All activity for the period from August 20, 2020 (inception) through June 30, 2021 relates to the Company’s formation and the Initial Public Offering (“IPO”) described below, and, since the closing of the IPO, a search for a Business Combination candidate. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and will recognize changes in the fair value of warrant liability as other income (expense).

Financing

The registration statement for the Company’s IPO was declared effective on October 29, 2020 (the “Effective Date”) by the Securities and Exchange Commission (the “SEC”). On November 3, 2020, the Company consummated the IPO of 10,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000, which is discussed in Note 3.

Simultaneously with the closing of the IPO, the Company consummated the sale of 500,000 private units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to New Beginnings Sponsor, LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of $5,000,000, which is described in Note 4.

The Company granted the underwriters in the IPO a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments, if any. On November 9, 2020, the underwriters partially exercised the over-allotment option to purchase 1,000,000 Units (the “Over-Allotment Units”), and on November 12, 2020, the underwriters fully exercised the over-allotment option to purchase the remaining 500,000 Over-Allotment Units, generating an aggregate of gross proceeds of $15,000,000, and incurred $300,000 in cash underwriting fees.

Simultaneously with the closing of the exercise of the overallotment option, the Company completed the private sale of an aggregate of 45,000 Private Units to the Sponsor, at a purchase price of $10 per Private Units, generating gross proceeds of $450,000.

Upon closing of the IPO, the Private Placement, and the sale of the Over-Allotment Units, a total of $116,150,000 ($10.10 per Unit) was placed in the Trust Account (as defined below).

Transaction costs amounted to $6,731,655 consisting of $2,300,000 of underwriting fee, $4,025,000 of deferred underwriting fee, and $406,655 of other offering costs.

Trust Account

Following the closing of the IPO on November 3, 2020 and the exercise of the over-allotment option, $116,150,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Units was placed in a trust account (the “Trust Account”), which can only be invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions of Rule 2a-7 promulgated under the Investment Company Act which invest only on direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations and up to $100,000 of interest for its dissolution expenses, the proceeds from the IPO and the sale of the Private Units will not be released from the Trust Account until the earliest to occur of (a) the completion of a Business Combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 12 months (or up to 18 months if the Company extends the period of time to consummate a Business Combination) from November 3, 2020 (the “Combination Period”), the closing of the IPO.

Initial Business Combination

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (net of taxes payable) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their shares of common stock upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata share of the aggregate amount then on deposit in the Trust Account (initially approximately $10.10 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

If the Company is unable to complete a Business Combination within the Combination Period, the Company will redeem 100% of the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and as further described in registration statement, and then seek to dissolve and liquidate.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their founder shares, any placement shares and any public shares held by them in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their founder shares, any placement shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and placement shares if the Company fails to complete the initial Business Combination within the Combination Period.

On March 8, 2021, the Company, and Airspan Networks Inc., a Delaware corporation (“Airspan”), jointly issued a press release announcing the execution of a Business Combination agreement (the “Agreement”) among the Company, Airspan, and Artemis Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), pursuant to which Merger Sub will merge with and into Airspan, with Airspan surviving the Merger as a wholly-owned direct subsidiary of the Company.

The Agreement contains customary representations and warranties, covenants, closing conditions, termination fee provisions and other terms relating to the initial Business Combination and the other transactions contemplated thereby.

The initial Business Combination will become effective by the filing of a certificate of merger with the Secretary of State of the State of Delaware and will be effective immediately upon such filing or upon such later time as may be agreed by the parties and specified in such certificate of merger. The parties will hold the Closing (defined below) immediately prior to such filing of a certificate of merger, on the date to be specified by the Company and Airspan, following the satisfaction or waiver (to the extent such waiver is permitted by applicable law) of the conditions set forth in the Agreement (other than those conditions that by their nature are to be satisfied at Closing, but subject to the satisfaction or waiver of those conditions at such time), but in no event later than the third business day after the satisfaction or, if permissible, waiver, of each of the conditions to the completion of the Business Combination (or on such other date, time or place as the Company and Airspan may mutually agree).

Upon the closing of the initial Business Combination (the “Closing”), each share Airspan Common Stock, Airspan Class B Common Stock, Airspan Class C Common Stock and Airspan Preferred Stock (collectively, “Airspan Capital Stock”) issued and outstanding immediately prior to the Closing (including those issued pursuant to the net exercise of warrants to purchase such shares, but excluding shares of restricted Airspan Common Stock or Airspan Class B Common Stock (collectively, “Airspan Restricted Stock”) that are not restricted shares Airspan Class B Common Stock immediately prior to the Closing granted under the Airspan Networks Inc. 2009 Omnibus Equity Compensation Plan that are held by a person who is not a service provider to Airspan or any subsidiary of Airspan as of the date of the Agreement) will automatically be converted into and become the right to receive the number of shares of common stock of the post-combination company and warrants of the post-combination company as provided for in the Agreement.

The aggregate transaction consideration to be paid in the initial Business Combination will be (i) a number of shares of common stock of the Company (including shares of common stock of the Company underlying stock options, shares of restricted stock and restricted stock units) equal to $682,500,000, divided by $10.00, (ii) 3,000,000 warrants to purchase shares of common stock of the post-combination company, with each warrant exercisable for one share of common stock of the post-combination company at an exercise price of $12.50, (iii) 3,000,000 warrants to purchase shares of common stock of the post-combination company, with each warrant exercisable for one share of common stock of the post-combination company at an exercise price of $15.00, (iv) 3,000,000 warrants to purchase shares of common stock of the post-combination company, with each warrant exercisable for one share of common stock of the post-combination company at an exercise price of $17.50 and (v) $17,500,000 in cash. The aggregate transaction consideration will be allocated among the holders of shares of Airspan Capital Stock (including holders of shares of Airspan Capital Stock issued pursuant to the net exercise of warrants to purchase Airspan Capital Stock and holders of shares of Airspan Restricted Stock), holders of Airspan stock options and participants in Airspan’s management incentive plan.

Liquidity and Capital Resources

As of June 30, 2021, the Company had cash outside the Trust Account of $68,386 available for working capital needs. All remaining cash held in the Trust Account are generally unavailable for the Company’s use, prior to an initial Business Combination, and is restricted for use either in a Business Combination or to redeem common stock. As of June 30, 2021, none of the amount in the Trust Account was available to be withdrawn as described above.

Through June 30, 2021, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the founder shares, advances from the Sponsor in an aggregate amount of $120,000 which were repaid upon the IPO (as described in Note 5) and the remaining net proceeds from the IPO, the sale of the Over-allotment Units and the sale of Private Units (as described in Note 3 and 4).

The Company anticipates that the $68,386 outside of the Trust Account as of June 30, 2021, will not be sufficient to allow the Company to operate for at least the next 12 months, assuming that a Business Combination is not consummated during that time. Until consummation of its Business Combination, the Company will be using the funds not held in the Trust Account, and any additional Working Capital Loans (as defined in Note 5) from the initial stockholders (as defined in Note 4), the Company’s officers and directors, or their respective affiliates (which is described in Note 5), for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the Business Combination.

The Company believes it will need to raise additional funds in order to meet the expenditures required for operating its business. The Company will need to raise additional capital through loans from its Sponsor, officers, directors, or third parties. None of the Sponsor, officers or directors are under any obligation to advance funds to, or to invest in, the Company. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

Going Concern Consideration

As of June 30, 2021, the Company had $68,386 in cash and a working capital deficiency of $1,249,774. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern one year from the issuance date of the condensed financial statements. Management plans to address this uncertainty through loans from its Sponsor, officers, directors, or third parties. None of the Sponsor, officers or directors are under any obligation to advance funds to, or to invest in, the Company. There is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

New Beginnings Acquisition Corp. (the “Company”) is a newly organized blank check company incorporated as a Delaware corporation on August 20, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The Company’s efforts to identify a prospective target business will not be limited to a particular industry or geographic location.

The Company has selected December 31 as its fiscal year end.

As of December 31, 2020, the Company had not yet commenced any operations. All activity for the period from August 20, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the Initial Public Offering (“IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and will recognize changes in the fair value of warrant liability as other income (expense).

Financing

The registration statement for the Company’s IPO was declared effective on October 29, 2020 (the “Effective Date”). On November 3, 2020, the Company consummated the IPO of 10,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000, which is discussed in Note 4.

Simultaneously with the closing of the IPO, the Company consummated the sale of 500,000 private units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to New Beginnings Sponsor, LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of $5,000,000, which is described in Note 5.

The Company granted the underwriters in the IPO a 45-day option to purchase up to 1,500,000 additional Units to cover over-allotments, if any. On November 9, 2020, the underwriters partially exercised the over-allotment option to purchase 1,000,000 Units (the “Over-Allotment Units”), and on November 12, 2020, the underwriters fully exercised the over-allotment option to purchase the remaining 500,000 Over-Allotment Units, generating an aggregate of gross proceeds of $15,000,000, and incurred $300,000 in cash underwriting fees.

Simultaneously with the closing of the exercise of the overallotment option, the Company completed the private sale of an aggregate of 45,000 Private Units to the Sponsor, at a purchase price of $10.00 per Private Units, generating gross proceeds of $450,000.

Upon closing of the IPO, the Private Placement, and the sale of the Over-Allotment Units, a total of $116,150,000 ($10.10 per Unit) was placed in the Trust Account (as defined below).

Transaction costs amounted to $6,731,655 consisting of $2,300,000 of underwriting fee, $4,025,000 of deferred underwriting fee, and $406,655 of other offering costs.

Trust Account

Following the closing of the IPO on November 3, 2020 and the exercise of the over-allotment option, $116,150,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Units was placed in a Trust Account, which can only be invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions of Rule 2a-7 promulgated under the Investment Company Act which invest only on direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations and up to $100,000 of interest for its dissolution expenses, the proceeds from the IPO and the sale of the Private Units will not be released from the Trust Account until the earliest to occur of (a) the completion of a Business Combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 12 months (or up to 18 months if the Company extends the period of time to consummate a Business Combination) from November 3, 2020 (the “Combination Period”), the closing of the IPO.

Initial Business Combination

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (net of taxes payable) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their shares of common stock upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata share of the aggregate amount then on deposit in the Trust Account (initially approximately $10.10 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

If the Company is unable to complete a Business Combination within the Combination Period, the Company will redeem 100% of the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, subject to applicable law and as further described in registration statement, and then seek to dissolve and liquidate.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their founder shares, any placement shares and any public shares held by them in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their founder shares, any placement shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and placement shares if the Company fails to complete the initial Business Combination within the Combination Period.

On March 8, 2021, the Company (“Parent”), and Airspan Networks Inc., a Delaware corporation (“Airspan”), jointly issued a press release announcing the execution of a Business Combination agreement (the “Agreement”) among the Company, Airspan, and Artemis Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), pursuant to which Merger Sub will merge with and into Airspan, with Airspan surviving the Merger as a wholly-owned direct subsidiary of the Company (the “Business Combination,” together with the other transactions related thereto, the “Proposed Transaction”).

Liquidity and Capital Resources

As of December 31, 2020, the Company had cash outside the Trust Account of $1,184,215 available for working capital needs. All remaining cash held in the Trust Account are generally unavailable for the Company’s use, prior to an initial Business Combination, and is restricted for use either in a Business Combination or to redeem common stock. As of December 31, 2020, none of the amount in the Trust Account was available to be withdrawn as described above.

Through December 31, 2020, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the founder shares, advances from the Sponsor in an aggregate amount of $120,000 which were repaid upon the IPO (as described in Note 6) and the remaining net proceeds from the IPO, the sale of the Over-allotment Units and the sale of Private Units (as described in Note 4 and 5).

The Company anticipates that the $1,184,215 outside of the Trust Account as of December 31, 2020, will be sufficient to allow the Company to operate for at least the next 12 months, assuming that a Business Combination is not consummated during that time. Until consummation of its Business Combination, the Company will be using the funds not held in the Trust Account, and any additional Working Capital Loans (as defined in Note 6) from the initial stockholders, the Company’s officers and directors, or their respective affiliates (which is described in Note 6), for identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the Business Combination.

The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating its business. However, if the Company’s estimates of the costs of undertaking in-depth due diligence and negotiating Business Combination is less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to the Business Combination. Moreover, the Company will need to raise additional capital through loans from its Sponsor, officers, directors, or third parties. None of the Sponsor, officers or directors are under any obligation to advance funds to, or to invest in, the Company. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.